Critical and Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Critical and Significant Accounting Policies
Annual payments to RTEA as a percentage of tax savings actually realized as a result of the tax basis increase	85.00%
Allowance for Doubtful Accounts Receivable
Allowance for doubtful accounts	$ 0	$ 0
Imputed interest
Imputed interest	13,212,000	20,406,000	19,619,000
Exploration costs included in cost of product sold
Exploration costs	2,409,000	1,671,000	484,000
Goodwill
Impairment recognized	0	0	0
Accumulated impairment losses	0	0	0
Minimum amount of losses per incident	250,000
Amount of each claim on which liability assumed in exchange for a reduced rate	$ 100,000
Number of black lung trusts through which federal black lung liabilities are funded	2
Buildings and improvements | Minimum
Plant and Equipment
Plant and equipment, estimated useful life	5 years
Buildings and improvements | Maximum
Plant and Equipment
Plant and equipment, estimated useful life	25 years
Machinery and equipment | Minimum
Plant and Equipment
Plant and equipment, estimated useful life	3 years
Machinery and equipment | Maximum
Plant and Equipment
Plant and equipment, estimated useful life	20 years
Furniture and fixtures
Plant and Equipment
Plant and equipment, estimated useful life	3 years